Northern Lights Fund Trust III

Persimmon Long/Short Fund

Incorporated herein by reference is the definitive version of the prospectus for the Persimmon Long/Short Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 7, 2013 (SEC Accession No. 0000910472-13-000057).